Postretirement Benefits (Estimated Total Future Postretirement Benefit Payments, Net Of Participant Contributions And Estimated Future Medicare Part D Subsidy Receipts) (Details) (U.S. Postretirement Benefit Plans [Member], USD $)
In Millions, unless otherwise specified
Dec. 31, 2011
U.S. Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Payments, 2012	$ 55
Benefit Payments, 2013	52
Benefit Payments, 2014	49
Benefit Payments, 2015	47
Benefit Payments, 2016	44
Benefit Payments, 2017 - 2021	189
Subsidy Receipts, 2012	11
Subsidy Receipts, 2013	11
Subsidy Receipts, 2014	9
Subsidy Receipts, 2015	9
Subsidy Receipts, 2016	7
Subsidy Receipts, 2017 - 2021	$ 32